Significant Accounting Judgments, Estimates and Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Judgments, Estimates and Assumptions
Weighted average IBR	3.53%	3.75%
Period of ownership restriction for Private Warrants after the completion of the Business Combination	30 days